Schedule of Investments (unaudited)	iShares® Core Dividend Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.7%
BWX Technologies Inc.	76,831	$4,412,404
General Dynamics Corp.	356,430	69,870,973
HEICO Corp.	2,974	402,234
HEICO Corp., Class A	6,443	781,471
Huntington Ingalls Industries Inc.	51,378	10,539,169
L3Harris Technologies Inc.	239,123	54,218,749
Lockheed Martin Corp.	410,000	152,384,700
Northrop Grumman Corp.	162,009	58,812,507
Raytheon Technologies Corp.	2,158,187	187,654,360
		539,076,567
Air Freight & Logistics — 1.0%
CH Robinson Worldwide Inc.	170,348	15,189,931
Expeditors International of Washington Inc.	98,157	12,588,635
United Parcel Service Inc., Class B	903,248	172,845,538
		200,624,104
Auto Components — 0.1%
Gentex Corp.	212,059	7,216,368
LCI Industries	32,973	4,808,123
		12,024,491
Automobiles — 0.0%
Thor Industries Inc.	48,201	5,705,070

Banks — 8.1%
Atlantic Union Bankshares Corp.	137,611	4,881,062
BancorpSouth Bank	123,760	3,193,008
Bank of America Corp.	7,995,929	306,723,836
Bank of Hawaii Corp.	74,850	6,265,693
Bank OZK	190,936	7,773,005
BOK Financial Corp.	43,651	3,667,121
Cathay General Bancorp.	136,832	5,181,828
Citigroup Inc.	3,371,107	227,954,255
Commerce Bancshares Inc.	89,775	6,349,786
Community Bank System Inc.	53,253	3,815,045
Cullen/Frost Bankers Inc.	84,583	9,077,448
CVB Financial Corp.	206,173	3,929,657
First Financial Bankshares Inc.	89,439	4,368,201
First Republic Bank/CA	49,085	9,572,557
Fulton Financial Corp.	327,797	5,021,850
Glacier Bancorp. Inc.	125,785	6,485,475
Hilltop Holdings Inc.	53,896	1,707,425
Home BancShares Inc./AR	194,640	4,122,475
Independent Bank Corp.	34,417	2,432,594
Independent Bank Group Inc.	37,003	2,579,109
JPMorgan Chase & Co.	3,384,508	513,700,624
PNC Financial Services Group Inc. (The)	632,556	115,384,540
Popular Inc.	116,696	8,490,801
Prosperity Bancshares Inc.	148,644	10,136,034
Regions Financial Corp.	1,680,169	32,343,253
ServisFirst Bancshares Inc.	33,254	2,363,694
Simmons First National Corp., Class A	124,383	3,385,705
South State Corp.	94,940	6,535,670
Synovus Financial Corp.	249,220	10,193,098
Truist Financial Corp.	2,566,531	139,696,282
U.S. Bancorp.	2,397,889	133,178,755
UMB Financial Corp.	36,383	3,405,449
United Community Banks Inc./GA	94,831	2,732,081
Webster Financial Corp.	155,857	7,496,722
Wintrust Financial Corp.	53,223	3,800,122
Security	Shares	Value

Banks (continued)
Zions Bancorp. NA.	243,584	$12,702,906
		1,630,647,166
Beverages — 2.1%
Brown-Forman Corp., Class A	35,702	2,388,107
Brown-Forman Corp., Class B, NVS	107,563	7,628,368
Constellation Brands Inc., Class A	134,843	30,250,679
PepsiCo Inc.	2,389,209	374,986,352
		415,253,506
Biotechnology — 1.3%
Amgen Inc.	1,050,195	253,664,100

Building Products — 0.5%
A O Smith Corp.	128,338	9,026,012
AAON Inc.	14,845	922,617
Advanced Drainage Systems Inc.	12,511	1,527,468
Allegion PLC	59,209	8,087,949
Carlisle Companies Inc.	37,096	7,502,295
Fortune Brands Home & Security Inc.	88,791	8,654,459
Lennox International Inc.	19,227	6,333,951
Masco Corp.	255,593	15,261,458
Owens Corning	66,028	6,349,252
Simpson Manufacturing Co. Inc.	21,980	2,472,310
Trane Technologies PLC	190,764	38,841,458
UFP Industries Inc.	31,907	2,369,414
		107,348,643
Capital Markets — 4.9%
Ameriprise Financial Inc.	125,016	32,199,121
Bank of New York Mellon Corp. (The)	1,224,953	62,876,837
BlackRock Inc.(a)	166,229	144,148,802
Charles Schwab Corp. (The)	916,508	62,276,719
CME Group Inc.	371,435	78,792,507
Cohen & Steers Inc.	35,424	2,947,631
Evercore Inc., Class A	50,252	6,643,314
FactSet Research Systems Inc.	23,899	8,538,635
Goldman Sachs Group Inc. (The)	278,204	104,293,116
Houlihan Lokey Inc.	54,625	4,867,087
Intercontinental Exchange Inc.	414,823	49,708,240
MarketAxess Holdings Inc.	14,317	6,803,009
Moody’s Corp.	72,696	27,333,696
Morgan Stanley	1,402,714	134,632,490
MSCI Inc., Class A	34,093	20,318,064
Nasdaq Inc.	82,660	15,435,102
Northern Trust Corp.	303,753	34,278,526
Raymond James Financial Inc.	91,446	11,840,428
S&P Global Inc.	119,490	51,227,753
SEI Investments Co.	88,513	5,381,590
State Street Corp.	536,831	46,779,453
T Rowe Price Group Inc.	313,641	64,032,947
		975,355,067
Chemicals — 2.4%
Air Products & Chemicals Inc.	276,574	80,491,331
Albemarle Corp.	64,404	13,269,800
Ashland Global Holdings Inc.	43,248	3,679,107
Avient Corp.	94,545	4,587,324
Balchem Corp.	8,957	1,208,210
Cabot Corp.	77,941	4,291,432
Celanese Corp., Class A	118,176	18,408,276
Eastman Chemical Co.	182,856	20,611,528
Ecolab Inc.	138,659	30,620,067

Schedule of Investments (unaudited) (continued)	iShares® Core Dividend Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
HB Fuller Co.	33,011	$2,133,171
Innospec Inc.	17,276	1,528,062
International Flavors & Fragrances Inc.	321,844	48,482,580
Linde PLC	472,147	145,133,266
NewMarket Corp.	10,134	3,201,432
PPG Industries Inc.	178,525	29,192,408
Quaker Chemical Corp.	5,777	1,454,302
RPM International Inc.	134,443	11,641,419
Scotts Miracle-Gro Co. (The)	31,144	5,511,242
Sensient Technologies Corp.	46,163	4,024,490
Sherwin-Williams Co. (The)	118,664	34,534,784
Stepan Co.	12,622	1,488,765
Valvoline Inc.	163,851	5,026,949
Westlake Chemical Corp.	23,159	1,920,344
WR Grace & Co.	75,129	5,228,979
		477,669,268
Commercial Services & Supplies — 0.6%
ABM Industries Inc.	64,810	3,013,017
Brady Corp., Class A, NVS	45,105	2,466,341
Cintas Corp.	46,989	18,522,124
Healthcare Services Group Inc.	123,360	3,219,696
MSA Safety Inc.	23,655	3,890,775
Republic Services Inc., Class A	202,349	23,950,028
Tetra Tech Inc.	21,820	2,913,406
Waste Management Inc.	397,646	58,954,996
		116,930,383
Communications Equipment — 2.1%
Cisco Systems Inc.	7,155,338	396,191,065
Motorola Solutions Inc.	141,765	31,744,019
		427,935,084
Construction Materials — 0.1%
Martin Marietta Materials Inc.	24,502	8,901,577
Vulcan Materials Co.	67,793	12,202,062
		21,103,639
Consumer Finance — 0.8%
Ally Financial Inc.	321,029	16,488,049
American Express Co.	423,778	72,266,862
Discover Financial Services	271,068	33,699,174
FirstCash Inc.	39,118	3,098,146
Synchrony Financial	589,722	27,728,729
		153,280,960
Containers & Packaging — 0.4%
AptarGroup Inc.	43,120	5,559,031
Avery Dennison Corp.	58,407	12,305,187
International Paper Co.	789,991	45,629,880
Silgan Holdings Inc.	64,920	2,630,558
Sonoco Products Co.	170,347	10,866,435
		76,991,091
Distributors — 0.2%
Genuine Parts Co.	226,475	28,744,207
Pool Corp.	18,270	8,729,771
		37,473,978
Diversified Consumer Services — 0.0%
Service Corp. International	164,125	10,256,171

Diversified Telecommunication Services — 2.7%
Verizon Communications Inc.	9,605,772	535,809,962
Security	Shares	Value

Electric Utilities — 4.5%
ALLETE Inc.	117,854	$8,287,493
Alliant Energy Corp.	426,320	24,952,510
American Electric Power Co. Inc.	1,077,636	94,961,284
Duke Energy Corp.	1,810,344	190,285,258
Edison International	1,094,804	59,666,818
Entergy Corp.	439,210	45,203,493
Evergy Inc.	473,525	30,883,301
Eversource Energy	620,929	53,567,545
Exelon Corp.	1,994,976	93,364,877
IDACORP Inc.	89,641	9,452,643
MGE Energy Inc.	43,734	3,416,500
NextEra Energy Inc.	2,577,168	200,761,387
Pinnacle West Capital Corp.	265,146	22,152,948
PNM Resources Inc.	141,813	6,853,822
Portland General Electric Co.	181,661	8,883,223
Xcel Energy Inc.	879,319	60,013,522
		912,706,624
Electrical Equipment — 1.1%
Eaton Corp. PLC	511,923	80,909,430
Emerson Electric Co.	766,889	77,371,431
Hubbell Inc.	70,382	14,108,776
nVent Electric PLC	224,013	7,081,051
Regal Beloit Corp.	21,820	3,212,559
Rockwell Automation Inc.	109,982	33,810,666
		216,493,913
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	632,752	45,868,193
Badger Meter Inc.	14,217	1,436,344
CDW Corp./DE	84,078	15,415,701
Cognex Corp.	33,967	3,070,956
Corning Inc.	1,065,800	44,614,388
Littelfuse Inc.	11,167	2,970,310
TE Connectivity Ltd.	301,310	44,434,186
Vishay Intertechnology Inc.	133,637	2,957,387
		160,767,465
Entertainment — 0.1%
Activision Blizzard Inc.	233,008	19,484,129

Food & Staples Retailing — 1.6%
Casey’s General Stores Inc.	15,241	3,013,298
Costco Wholesale Corp.	227,842	97,908,264
Kroger Co. (The)	884,642	36,004,930
Walmart Inc.	1,356,622	193,386,466
		330,312,958
Food Products — 1.7%
Archer-Daniels-Midland Co.	749,700	44,772,084
Flowers Foods Inc.	396,184	9,334,095
Hershey Co. (The)	168,497	30,140,743
Hormel Foods Corp.	352,117	16,331,187
Ingredion Inc.	112,889	9,912,783
JM Smucker Co. (The)	179,230	23,498,845
Kellogg Co.	563,019	35,672,884
Lancaster Colony Corp.	18,655	3,691,265
McCormick & Co. Inc./MD, NVS	237,393	19,981,369
Mondelez International Inc., Class A	1,739,369	110,032,483
Tyson Foods Inc., Class A	418,709	29,920,945
		333,288,683
Gas Utilities — 0.4%
Atmos Energy Corp.	195,641	19,288,246

Schedule of Investments (unaudited) (continued)	iShares® Core Dividend Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
National Fuel Gas Co.	183,827	$9,454,223
New Jersey Resources Corp.	184,968	7,124,967
ONE Gas Inc.	100,427	7,409,504
Southwest Gas Holdings Inc.	125,155	8,752,089
Spire Inc.	112,185	7,959,526
UGI Corp.	355,390	16,344,386
		76,332,941
Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	1,808,909	218,841,811
Baxter International Inc.	371,359	28,724,619
Becton Dickinson and Co.	245,749	62,850,307
Danaher Corp.	136,717	40,671,940
DENTSPLY SIRONA Inc.	83,388	5,506,943
Hill-Rom Holdings Inc.	35,518	4,917,822
Medtronic PLC	1,571,597	206,366,402
ResMed Inc.	66,247	18,005,935
STERIS PLC	43,228	9,421,543
Stryker Corp.	201,847	54,688,426
West Pharmaceutical Services Inc.	9,229	3,799,856
		653,795,604
Health Care Providers & Services — 2.5%
AmerisourceBergen Corp., Class A	136,960	16,732,403
Anthem Inc.	177,701	68,238,961
Cardinal Health Inc.	602,183	35,757,626
Chemed Corp.	2,884	1,372,842
Encompass Health Corp.	83,592	6,959,034
Ensign Group Inc. (The)	9,461	804,847
Humana Inc.	52,760	22,468,374
McKesson Corp.	86,626	17,656,977
Quest Diagnostics Inc.	160,417	22,747,131
UnitedHealth Group Inc.	728,990	300,504,258
		493,242,453
Hotels, Restaurants & Leisure — 2.2%
Domino’s Pizza Inc.	20,522	10,784,106
McDonald’s Corp.	1,028,199	249,554,180
Starbucks Corp.	1,176,989	142,921,774
Yum! Brands Inc.	315,503	41,453,939
		444,713,999
Household Durables — 0.2%
DR Horton Inc.	180,337	17,209,560
Leggett & Platt Inc.	243,353	11,688,245
Whirlpool Corp.	94,423	20,918,471
		49,816,276
Household Products — 4.0%
Church & Dwight Co. Inc.	182,939	15,838,859
Clorox Co. (The)	197,391	35,706,058
Colgate-Palmolive Co.	1,145,264	91,048,488
Energizer Holdings Inc.	97,196	4,164,849
Kimberly-Clark Corp.	737,809	100,135,437
Procter & Gamble Co. (The)	3,932,056	559,256,325
WD-40 Co.	9,659	2,347,040
		808,497,056
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	985,882	23,365,403

Industrial Conglomerates — 1.9%
3M Co.	1,046,081	207,061,273
Honeywell International Inc.	702,607	164,262,490
Security	Shares	Value

Industrial Conglomerates (continued)
Roper Technologies Inc.	32,317	$15,878,635
		387,202,398
Insurance — 3.3%
Aflac Inc.	926,530	50,959,150
Allstate Corp. (The)	457,140	59,451,057
American Equity Investment Life Holding Co.	53,990	1,732,539
American Financial Group Inc./OH	71,185	9,004,191
Aon PLC, Class A	115,894	30,135,917
Arthur J Gallagher & Co.	168,358	23,453,953
Assurant Inc.	57,936	9,142,880
Assured Guaranty Ltd.	86,171	4,119,836
Axis Capital Holdings Ltd.	159,895	8,133,859
Brown & Brown Inc.	103,412	5,625,613
Chubb Ltd.	519,884	87,725,226
Cincinnati Financial Corp.	192,691	22,714,415
CNO Financial Group Inc.	160,227	3,659,585
Erie Indemnity Co., Class A, NVS	33,453	6,185,125
Everest Re Group Ltd.	59,510	15,045,913
Fidelity National Financial Inc.	534,999	23,866,305
First American Financial Corp.	188,817	12,709,272
Globe Life Inc.	44,293	4,124,121
Hanover Insurance Group Inc. (The)	45,321	6,159,124
Hartford Financial Services Group Inc. (The)	468,448	29,802,662
Kinsale Capital Group Inc.	4,301	768,352
Lincoln National Corp.	274,206	16,896,574
Marsh & McLennan Companies Inc.	426,367	62,769,750
MetLife Inc.	1,381,872	79,734,014
Primerica Inc.	28,956	4,233,946
Reinsurance Group of America Inc.	94,141	10,372,455
RenaissanceRe Holdings Ltd.	30,132	4,600,855
RLI Corp.	23,834	2,583,129
Selective Insurance Group Inc.	49,287	4,009,498
Travelers Companies Inc. (The)	343,584	51,166,529
W R Berkley Corp.	55,157	4,035,838
		654,921,683
IT Services — 3.1%
Accenture PLC, Class A	489,552	155,520,879
Automatic Data Processing Inc.	497,186	104,225,101
Broadridge Financial Solutions Inc.	103,374	17,934,355
Fidelity National Information Services Inc.	413,733	61,666,904
Jack Henry & Associates Inc.	54,145	9,426,103
Mastercard Inc., Class A	262,918	101,470,573
TTEC Holdings Inc.	10,641	1,111,985
Visa Inc., Class A	578,145	142,449,147
Western Union Co. (The)	947,958	22,002,105
		615,807,152
Leisure Products — 0.2%
Brunswick Corp./DE	67,446	7,041,363
Hasbro Inc.	224,977	22,371,713
Polaris Inc.	73,161	9,589,212
		39,002,288
Life Sciences Tools & Services — 0.1%
Agilent Technologies Inc.	104,160	15,960,437

Machinery — 2.3%
AGCO Corp.	22,877	3,022,280
Barnes Group Inc.	33,721	1,708,643
Caterpillar Inc.	592,323	122,462,780
Cummins Inc.	193,122	44,823,616

Schedule of Investments (unaudited) (continued)	iShares® Core Dividend Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Donaldson Co. Inc.	105,575	$6,988,009
Dover Corp.	116,621	19,489,702
Franklin Electric Co. Inc.	20,671	1,690,061
Graco Inc.	106,157	8,288,739
Hillenbrand Inc.	87,348	3,956,864
IDEX Corp.	45,837	10,390,790
Illinois Tool Works Inc.	350,270	79,395,701
ITT Inc.	50,668	4,960,904
Lincoln Electric Holdings Inc.	59,298	8,267,920
Nordson Corp.	23,444	5,301,392
Oshkosh Corp.	43,195	5,163,962
Otis Worldwide Corp.	299,457	26,816,374
PACCAR Inc.	314,861	26,130,314
Pentair PLC	118,550	8,733,579
Snap-on Inc.	67,461	14,705,149
Stanley Black & Decker Inc.	134,658	26,534,359
Timken Co. (The)	58,971	4,688,195
Toro Co. (The)	67,085	7,630,248
Watts Water Technologies Inc., Class A	12,948	1,952,040
Xylem Inc./NY	105,434	13,268,869
		456,370,490
Marine — 0.0%
Matson Inc.	39,218	2,632,312

Media — 1.7%
Cable One Inc.	1,949	3,679,693
Comcast Corp., Class A	5,026,457	295,706,465
John Wiley & Sons Inc., Class A	57,021	3,351,694
Nexstar Media Group Inc., Class A	51,163	7,524,542
Omnicom Group Inc.	445,161	32,416,624
Sirius XM Holdings Inc.	612,278	3,961,439
		346,640,457
Metals & Mining — 0.3%
Nucor Corp.	277,383	28,853,380
Reliance Steel & Aluminum Co.	63,209	9,933,294
Royal Gold Inc.	39,960	4,855,939
Steel Dynamics Inc.	199,707	12,871,116
Worthington Industries Inc.	32,413	2,073,460
		58,587,189
Multi-Utilities — 2.1%
Ameren Corp.	403,376	33,851,314
Black Hills Corp.	128,922	8,721,574
CMS Energy Corp.	518,275	32,024,212
Consolidated Edison Inc.	855,648	63,121,153
DTE Energy Co.	374,538	43,940,798
MDU Resources Group Inc.	315,596	10,010,705
NiSource Inc.	831,478	20,595,710
NorthWestern Corp.	119,840	7,428,882
Public Service Enterprise Group Inc.	1,044,501	64,999,297
Sempra Energy	615,252	80,382,674
WEC Energy Group Inc.	570,508	53,707,623
		418,783,942
Multiline Retail — 0.6%
Dollar General Corp.	124,069	28,863,412
Target Corp.	363,726	94,950,672
		123,814,084
Oil, Gas & Consumable Fuels — 0.0%
DTE Midstream LLC(b)	186,423	7,904,335
Security	Shares	Value

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	101,014	$33,721,504
Nu Skin Enterprises Inc., Class A	76,496	4,107,070
		37,828,574
Pharmaceuticals — 10.4%
Bristol-Myers Squibb Co.	4,153,803	281,918,610
Eli Lilly & Co.	740,368	180,279,608
Johnson & Johnson	3,335,895	574,441,119
Merck & Co. Inc.	5,496,774	422,537,017
Perrigo Co. PLC	167,764	8,057,705
Pfizer Inc.	13,521,047	578,836,022
Zoetis Inc.	166,063	33,660,970
		2,079,731,051
Professional Services — 0.2%
Booz Allen Hamilton Holding Corp., Class A	144,154	12,369,855
Exponent Inc.	28,919	3,096,936
Insperity Inc.	38,539	3,817,288
ManpowerGroup Inc.	69,525	8,244,274
Robert Half International Inc.	116,341	11,425,850
		38,954,203
Road & Rail — 1.2%
CSX Corp.	1,621,234	52,398,283
JB Hunt Transport Services Inc.	37,421	6,303,567
Landstar System Inc.	13,221	2,075,697
Ryder System Inc.	93,648	7,131,295
Union Pacific Corp.	800,664	175,153,257
Werner Enterprises Inc.	30,876	1,411,342
		244,473,441
Semiconductors & Semiconductor Equipment — 6.9%
Analog Devices Inc.	379,290	63,500,732
Broadcom Inc.	783,852	380,481,761
CMC Materials Inc.	21,652	3,131,745
Intel Corp.	6,129,361	329,269,273
KLA Corp.	109,061	37,970,678
Lam Research Corp.	72,656	46,311,661
Microchip Technology Inc.	180,942	25,896,419
Power Integrations Inc.	25,146	2,438,910
QUALCOMM Inc.	1,374,924	205,963,615
Skyworks Solutions Inc.	120,965	22,319,252
Texas Instruments Inc.	1,245,759	237,466,581
Xilinx Inc.	183,312	27,467,470
		1,382,218,097
Software — 4.3%
Dolby Laboratories Inc., Class A	36,470	3,541,237
Intuit Inc.	85,252	45,181,002
Microsoft Corp.	2,309,278	657,936,395
Oracle Corp.	1,737,636	151,417,601
		858,076,235
Specialty Retail — 3.3%
Best Buy Co. Inc.	346,690	38,950,622
Dick’s Sporting Goods Inc.	59,379	6,183,729
Group 1 Automotive Inc.	8,826	1,533,429
Home Depot Inc. (The)	1,430,257	469,396,045
Lithia Motors Inc.	7,832	2,954,387
Lowe’s Companies Inc.	569,590	109,754,297
Penske Automotive Group Inc.	44,297	3,924,714
Tractor Supply Co.	82,614	14,947,351
Williams-Sonoma Inc.	66,809	10,134,925
		657,779,499

Schedule of Investments (unaudited) (continued)	iShares® Core Dividend Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 3.6%
Apple Inc.	4,469,716	$651,952,776
Hewlett Packard Enterprise Co.	2,465,298	35,746,821
NetApp Inc.	322,065	25,633,153
		713,332,750
Textiles, Apparel & Luxury Goods — 0.7%
Nike Inc., Class B	656,623	109,990,919
VF Corp.	495,690	39,754,338
		149,745,257
Thrifts & Mortgage Finance — 0.0%
Washington Federal Inc.	126,183	4,071,925

Trading Companies & Distributors — 0.4%
Air Lease Corp.	91,887	3,892,333
Applied Industrial Technologies Inc.	34,176	3,065,587
Fastenal Co.	755,294	41,367,452
GATX Corp.	44,970	4,148,483
MSC Industrial Direct Co. Inc., Class A	94,546	8,430,667
WW Grainger Inc.	38,417	17,079,430
		77,983,952
Water Utilities — 0.3%
American States Water Co.	37,950	3,351,744
American Water Works Co. Inc.	171,381	29,153,622
California Water Service Group	51,468	3,226,014
Essential Utilities Inc.	291,270	14,307,182
Security	Shares	Value

Water Utilities (continued)
SJW Group	36,075	$2,486,650
		52,525,212
Wireless Telecommunication Services — 0.0%
Shenandoah Telecommunications Co.	21,627	1,141,689

Total Common Stocks — 99.6%
(Cost: $15,233,789,101)		19,945,455,406

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(c)	37,100,000	37,100,000

Total Short-Term Investments — 0.2%
(Cost: $37,100,000)		37,100,000

Total Investments in Securities — 99.8%
(Cost: $15,270,889,101)		19,982,555,406

Other Assets, Less Liabilities — 0.2%		34,062,446

Net Assets — 100.0%		$20,016,617,852

(a)	Affiliate of the Fund.

(b)	Non-income producing security.

(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL
Agency Shares	$56,230,000	$—	$(19,130,000	)(a)	$—	$—	$37,100,000	37,100,000	$614	$—
BlackRock Inc.	130,088,454	7,263,258	(765,925)		181,536	7,381,479	144,148,802	166,229	665,393	—
					$181,536	$7,381,479	$181,248,802		$666,007	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	304	09/17/21	$66,720	$1,898,258

Schedule of Investments (unaudited) (continued)	iShares® Core Dividend Growth ETF
July 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$19,945,455,406	$—	$—	$19,945,455,406
Money Market Funds	37,100,000	—	—	37,100,000
	$19,982,555,406	$—	$—	$19,982,555,406
Derivative financial instruments(a)
Assets
Futures Contracts	$1,898,258	$—	$—	$1,898,258

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares